C15 Other current receivables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Current Receivables

Other current receivables

	2017	2016
Prepaid expenses	2,546	4,501
Accrued revenues	1,342	1,584
Advance payments to suppliers	338	1,384
Derivatives with a positive value1)	1,207	1,108
Taxes	15,291	13,974
Other	1,576	1,880

Total	22,300	24,431

1)	See also Note C20, “Financial risk management and financial instruments.”